Share-Based Payment	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
SHARE-BASED PAYMENT

17. SHARE-BASED PAYMENT

In 2012, Microvast, Inc. adopted a Share Incentive Plan (the “2012 Plan”). The 2012 Plan permits the grant of options to purchase common stock, share appreciation rights, non-vested shares and non-vested share units. The maximum aggregate number of shares of common stock that may be issued pursuant to all awards under the share incentive plan is 17 percent of the total issued and outstanding company shares on a fully-diluted basis. The share options, non-vested shares and non-vested share units granted to the employees or nonemployees shall vest and become non-forfeitable with respect to one-third of the total number of the non-vested share and non-vested share units immediately upon the occurrence of initial public offering, sale or transfer of all or substantially all of the business, operations or assets of Microvast, Inc. or its subsidiaries, taken as a whole, to a third party, or such other sale or transfer of common stock in Microvast, Inc. as determined, in each case, by Microvast, Inc. pursuant to legal documents and other obligations binding upon it (the “Initial Vesting Date”), and on each of the first and second anniversaries of the Initial Vesting Date; provided that through each applicable vesting date, the employee or nonemployee is employed. The Merger in 2021 did not constitute the satisfaction of a performance condition that would trigger the vesting of equity awards as stipulated in the 2012 Plan.

In connection with the Merger, all outstanding share awards granted under the 2012 Plan, 209,906 options and 143,652 capped non-vested share units, were converted into 33,647,927 options and 23,027,399 capped non-vested share units of the Company, respectively, using the Common Exchange Ratio of 160.3 as described in Note 3. Upon conversion, the Company modified the terms of the equity awards by removing the performance condition of the occurrence of an initial public offering and similar transaction under the 2012 Plan, and adopted a new vesting schedule of one-third of the total number on each of the first, second and third anniversaries of the Closing Date (the “Modification”). The Modification was considered a Type III modification under the Accounting for Share-Based Payments (Topic 718), in which the original awards were canceled, and the modified awards were considered granted on the modification date. Post-modification stock-based compensation expense related to these new awards will be recognized over the remaining service period using modification date fair values. Following the Merger, no further awards will be granted under the 2012 Plan. All stock award activity was retroactively restated to reflect the conversion.

On July 21, 2021, the stockholders of the Company approved the Microvast Holdings, Inc. 2021 Equity Incentive Plan (the “2021 Plan”), effective upon the Closing Date. The 2021 Plan provides for the grant of incentive and non-qualified stock option, restricted stock units, restricted share awards, stock appreciation awards, and cash-based awards to employees, directors, and consultants of the Company. Options awarded under the 2021 Plan expire no more than 10 years from the date of grant. The 2021 Plan reserves 5% of the fully-diluted shares of Common Stock outstanding immediately following the Closing Date (not including the shares underlying awards rolled over from the 2012 Plan) for issuance in accordance with the 2021 Plan’s terms. As of September 30, 2021, 76,956,754 shares of Common Stock was available under the 2021 Plan.

Share options

During the three months and nine months ended September 30, 2021, the Company recorded stock-based compensation expense of $10.2 million related to the option awards.

The modification date fair value of the stock options was determined using the Binomial-Lattice Model with the following assumptions:

After modification
Exercise price(1)	$4.37 – 6.28
Expected lives (years)(2)	4.5 – 9.4
Volatility(3)	47.6% – 53.1%
Risk-free interest rate(4)	1.26 – 1.87%
Expected dividend yields(5)	0.00%
Weighted average fair value of options modified	$4.70 – 5.36

____________

(1)      Exercise price

Exercise price was extracted from option agreements

(2)      Expected lives

Expected lives was derived from option agreements.

(3)      Volatility

The volatility of the underlying common shares during the lives of the options was estimated based on the historical stock price volatility of comparable listed companies over a period comparable to the expected term of the options and the implied volatility of the Company.

(4)      Risk-free interest rate

Risk-free interest rate was estimated based on the market yield of US Government Bond with maturity close to the expected term of the options, plus country risk spread.

(5)      Expected dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the options.

Share options activity for the nine months ended September 30, 2020 and 2021 was as follows (all stock award activity was retroactively restated to reflect the conversion in July 2021):

Share options life	Number of shares	Weighted Average Exercise Price (US$)	Weighted Average Grant Date Fair Value (US$)	Weighted Average Remaining Contractual
Outstanding as of January 1, 2020	7,578,503	$5.50	$2.14	7.1
Grant	27,874,727	6.27	3.06
Forfeited	(1,196,158)	3.89	2.04
Outstanding as of September 30, 2020	34,257,072	$6.19	$2.90	9.2
Expected to vest and exercisable as of September 30, 2020	34,257,072	$6.19	$2.90	9.2

Outstanding as of January 1, 2021	34,737,967	6.19	2.92	9.0
Forfeited	(1,186,220)	6.27	3.13
Outstanding as of September 30, 2021	33,551,747	$6.19	$4.95	8.2
Expected to vest and exercisable as of September 30, 2021	33,551,747	$6.19	$4.95	8.2

The total unrecognized equity-based compensation costs as of September 30, 2021 related to the stock options was $150.2 million, which is expected to be recognized over a weighted-average period of 8.2 years. The aggregate intrinsic value of the share options as of September 30, 2021 was $68,267.

Capped Non-vested share units

The capped non-vested shares units represent rights for the holder to receive cash determined by the number of shares granted multiplied by the lower of the fair market value and the capped price, which will be settled in the form of cash payments. The capped non-vested shares units were accounted for as liability classified awards. Upon conversion, the Company adjusted the terms of capped non-vested shares units outstanding as described above. The Company recorded stock-based compensation expense of $8.8 million related to these non-vested share units awards based on the fair value determined by the lower of stock market price and the capped price as of September 30, 2021.

Non-vested share units activity for the nine months ended September 30, 2020 and 2021 was as follows (all award activity was retroactively restated to reflect the conversion in July 2021):

	Number on Non-Vested Shares	Weighted Average Grant Date Fair Value per Share (US$)
Outstanding as of January 1, 2020	19,809,056	$0.90
Forfeited	(71,494)	$1.42
Transfer from non-vested shares	3,289,837	$1.14
Outstanding as of September 30, 2020	23,027,399	$0.93
Outstanding as of January 1, 2021	23,027,399	$0.93
Outstanding as of September 30, 2021	23,027,399	$6.27

The total unrecognized equity-based compensation costs as of September 30, 2021 related to the non-vested share units was $135.7 million.

Restricted Stock Units

Following the Merger, the Company granted 133,981 restricted stock units (“RSUs”) and 63,959 performance-based restricted stock unit (“PSU”) awards subject to service, performance and/or market conditions. The service condition requires the participant’s continued services or employment with the Company through the applicable vesting date, and the performance condition requires the achievement of the performance criteria defined in the award agreement. The market condition is based on the Company’s TSR. For RSU awards with performance conditions, stock-based compensation expense is only recognized if the performance conditions become probable to be satisfied.

The fair value of RSUs is determined by the price of Common Stock at the grant date and is amortized over the vesting period on a straight-line basis. The fair value of PSU awards that include vesting based on market conditions are estimated using the Monte Carlo valuation method. Compensation cost for these awards is recognized based on the grant date fair value which is recognized over the vesting period on a straight-line basis. Accordingly, the Company recorded stock-based compensation expense of $135 related to these RSU awards and $31 related to these PSU awards during the nine months ended September 30, 2021.

The following assumptions were used for respective period to calculate the fair value of common shares to be issued under TSR awards on the date of grant using the Monte Carlo pricing model:

Nine Months Ended September 30, 2021
Expected term (years)(1)	2.35
Volatility(2)	63.06%
Average correlation coefficient of peer companies(3)	0.7960
Risk-free interest rate(4)	0.31%
Expected dividend yields(5)	0.00%

____________

(1)      Expected term

          Expected term was derived from award agreements.

(2)      Volatility

The volatility of the underlying common shares during the lives of the awards was estimated based on the historical stock price volatility of comparable listed companies over a period comparable to the expected term of the awards.

(3)      Average correlation coefficient of peer companies

The correlation coefficients are calculated based upon the price data used to calculate the historical volatilities and is used to model the way in which each entity tends to move in relation to its peers.

(4)      Risk-free interest rate

Risk-free interest rate was estimated based on the market yield of US Government Bond with maturity close to the expected term of the options, plus country risk spread.

(5)      Expected dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the options.

The non-vested shares activity for the nine months ended September 30, 2020 and 2021 was as follows:

	Number of non-vested shares	Weighted average grant date fair value per share
		(US$)
Outstanding as of January 1, 2020	3,289,837	$1.14
Transfer to non-vested share units	(3,289,837)	$1.14
Outstanding as of September 30, 2020	—	—

Outstanding as of January 1, 2021	—	—
Grant	197,940	$9.60
Vested	(6,157)	$8.52
Outstanding as of September 30, 2021	191,783	$9.63

The total unrecognized equity-based compensation costs as of September 30, 2021 related to the non-vested shares was $1.6 million.

Series B2 Preferred subscribed by employees

On October 30, 2015, the Company issued 79,107 Series B2 Preferred to certain employees of the Company. The Series B2 Preferred were issued for cash consideration of $366.00 per share (“Series B2 Award”) and all the Series B2 Preferred were fully paid on the date of issuance. The Series B2 Award shall vest with respect to one-fourth of the total number immediately upon the occurrence of a qualified IPO or Initial Vesting Date, and on each of the first, second and third anniversaries of the Initial Vesting Date; provided that through each applicable vesting date, the holder of the Series B2 Award remains employed with the Company. If a holder of the Series B2 Award terminates employment before the vesting, the Company could repurchase the Series B2 Preferred for a per share price equal to the lower of the original Series B2 Preferred subscription price or 70% of the fair market value of such Series B2 Preferred. The Company’s repurchase right upon employment termination is viewed as forfeiture and the Company accounted for the Series B2 Award as a stock option.

Series B2 Preferred subscribed by employees-continued

As of December 31, 2020, 53,319 shares were legally issued and outstanding and the Company recorded a deposit liability of $21,792 at the per share price equal to the original Series B2 Preferred subscription price.

Upon the Merger, the Series B2 Preferred were converted into 8,546,502 Common Stock, however, the Series B2 Award was not vested as the performance condition was not reached. In September 2021, the performance and service condition was exempted for the Series B2 holders and the awards were fully vested. The exemption of performance and service condition was considered a Type III modification under the Topic 718, in which the original awards were canceled, and the modified awards were considered granted on the modification date. Post-modification stock-based compensation expense related to these new awards of $39.2 million was recognized using modification date fair values determined based on the difference between the exercise price and Common Stock price on the modification date. Accordingly, the deposit liability was reclassified to equity upon the vesting.

The following summarizes the classification of stock-based compensation:

Three Months Ended September 30, 2021
Cost of sales	$2,306
General and administrative	44,164
Research and development expenses	8,303
Selling and marketing expenses	3,518
Construction in process	103
Total	$58,394

18. SHARE-BASED PAYMENT

In 2012, the Company adopted a Share Incentive Plan. The plan permits the grant of options to purchase ordinary shares, share appreciation rights, non-vested shares and non-vested share units. The maximum aggregate number of ordinary shares that may be issued pursuant to all awards under the share incentive plan is seventeen percent of the total issued and outstanding company shares on a fully-diluted basis.

The share options, non-vested shares and non-vested share units granted to the Company’s employees or nonemployees shall vest and become non-forfeitable with respect to one-third of the total number of the non-vested share and non-vested share units immediately upon the occurrence of certain performance conditions (the “Initial Vesting Date”), and on each of the first and second anniversaries of the Initial Vesting Date; provided that through each applicable vesting date, the employee or nonemployee is employed.

The share options, non-vested shares and non-vested share units may be vested only upon and after the occurrence of initial public offering, sale or transfer of all or substantially all of the business, operations or assets of the Company or its subsidiaries, taken as a whole, to a third party, or such other sale or transfer of ordinary shares in the Company as determined, in each case, by the Company pursuant to legal documents and other obligations binding upon it. As of December 31, 2018, 2019 and 2020, it was not considered probable that the above performance condition would be achieved and accordingly no compensation expense was recorded.

Share options

Share options activity for the years ended December 31, 2018, December 31, 2019 and December 31, 2020 was as follows (all stock award activity was retroactively recast to reflect the exchange ratio established in the Merger as described in Note 27):

Share options	Number of shares	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual life
		(US$)	(US$)
Outstanding as of January 1, 2018	9,034,556	$5.57	$2.19	9.1
Granted	160,270	6.28	$1.41
Forfeited	(384,684)	6.28	$2.42
Outstanding as of December 31, 2018	8,810,178	$5.55	$2.16	8.1
Forfeited	(1,231,675)	5.83	$2.27
Outstanding as of December 31, 2019	7,578,503	$5.50	$2.14	7.1
Granted	28,350,160	6.28	$3.09
Forfeited	(1,190,696)	3.89	$2.04
Outstanding as of December 31, 2020	34,737,967	6.19	2.92	9.0
Expected to vest and exercisable as of December 31, 2020	34,737,967	$6.19	$2.92	9.0

In determining the fair value of the share options, the binomial option pricing model was applied. The key assumptions used to determine the fair value of the options at the respective grant dates were as follows:

Grant date	For the years ended December 31, 2018
Risk-free interest rate(1)	3.55%
Expected dividend yield(2)	0.0%
Volatility(3)	51.7%
Exercise multiple(4)	2.2
Life of options(5)	10 years
Fair value of underlying ordinary shares(6)	$3.22
Grant date	For the years ended December 31, 2020
Risk-free interest rate(1)	1.54% ~ 1.61%
Expected dividend yield(2)	0.0%
Volatility(3)	50.2% ~ 51.8%
Exercise multiple(4)	2.2 ~ 2.8
Life of options(5)	10 years
Fair value of underlying ordinary shares(6)	$6.10 ~ $8.21

____________

(1)      Risk-free interest rate

Risk-free interest rate was estimated based on the market yield of US Government Bond with maturity close to the expected term of the options, plus country risk spread.

(2)      Expected dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the options.

(3)      Volatility

The volatility of the underlying ordinary shares during the lives of the options was estimated based on the historical stock price volatility of comparable listed companies over a period comparable to the expected term of the options.

(4)      Exercise multiple

Exercise multiple represents the value of the underlying share as a multiple of exercise price of the option which, if achieved, results in exercise of the option.

(5)      Life of options

Life of options was extracted from option agreements.

(6)      Fair value of underlying ordinary shares

The estimated fair value of the ordinary shares underlying the options as of the respective grant dates was determined based on a valuation with the assistance of a third party appraiser.

Non-vested share

The non-vested shares activity for the years ended December 31, 2018, December 31, 2019 and December 31, 2020 was as follows (all stock award activity was retroactively recast to reflect the exchange ratio established in the Merger as described in Note 27):

	Number of non-vested shares	Weighted Average Grant date fair value per share
		(US$)
Outstanding as of January 1, 2018	7,008,101	$0.87
Forfeited	(1,430,089)	$0.64
Outstanding as of December 31, 2018	5,578,012	$0.93
Transfer to non-vested share units	(2,288,175)	$0.64
Outstanding as of December 31, 2019	3,289,837	$1.14
Transfer to non-vested share units	(3,289,837)	$1.14
Outstanding as of December 31, 2020	—	$—

Non-vested share units

The non-vested shares units will be settled in the form of cash payments. Most of them will be settled at price per unit equal to the fair market value on Initial Vesting Date, and others will be settled at price per unit equal to the lesser of the fair market value on Initial Vesting Date or the value of $6.28 (all stock award activity was retroactively recast to reflect the exchange ratio established in the Merger as described in Note 27).

	Number of non-vested share units	Weighted Average Grant date fair value per share
		(US$)
Outstanding as of January 1, 2018	18,235,550	$0.97
Forfeited	(943,990)	$1.18
Outstanding as of December 31, 2018	17,291,560	$0.96
Forfeited	(772,341)	$1.60
Transfer from non-vested shares	3,289,837	$0.64
Outstanding as of December 31, 2019	19,809,056	$0.90
Forfeited	(71,494)	$1.42
Transfer from non-vested shares	3,289,837	$1.14
Outstanding as of December 31, 2020	23,027,399	$0.93

As of December 31, 2018, 2019 and 2020, the IPO vesting condition was not met and no share-based compensation expenses for share options, non-vested shares or non-vested share units were recorded.

Series B2 Preferred subscribed by employees

On October 30, 2015, the Company issued 12,678,479 Series B2 Preferred to certain employees of the Company. The Series B2 Preferred were issued for cash consideration of $2.28 per share and all the Series B2 Preferred were fully paid on the date of issuance. See Note 17 for the rights of the Series B2 Preferred. The Series

B2 Award shall vest with respect to one-fourth of the total number of the Series B2 Award immediately upon the occurrence of a qualified IPO or Initial Vesting Date, and on each of the first, second and third anniversaries of the Initial Vesting Date; provided that through each applicable vesting date, the holder of the Series B2 Award remains employed with the Group.

If a holder of the Series B2 Award terminates employment before the vesting of the Series B2 Award, the Company could choose to repurchase the Series B2 Preferred (and any ordinary shares into which such Series B2 Preferred have been converted) for a per share price equal to the lower of the original Series B2 Preferred subscription price or 70% of the fair market value of such Series B2 Preferred. According to the terms in the Amended and Restated Shareholders Agreement, the Company has the rights (the “Call Option”), but not the obligation to do so, however the Company believes that it is likely that the Company would exercise the Call Option if the holder of the Series B2 Award terminates the employment relationship with the Company before the Series B2 Awards are vested. After the Series B2 Awards vested and in any event the potion of the ordinary shares vested are not listed in any stock exchange, the Company is obligated to repurchase the ordinary shares at fair value (the “Repurchase Obligation”).

Due to the Company’s Call Option, the Company has in substance granted to the holder of the Award a stock option (the “Stock Option”) with a maximum value of $2.28. The Series B2 Preferred agreement permits employees to exercise the Stock Option in exchange for cash before the requisite service is provided (e.g., before the award is vested under its original terms); however, such arrangements provide that the Company will subsequently repurchase such shares at the subscription price if the employee leaves the Company before the vesting conditions are satisfied. The proceeds received is recognized as a deposit liability and will be transferred to mezzanine equity when such shares vested. In the year 2017, 1,705,914 shares of Series B2 Preferred after split were repurchased at fair value of $7,974. As of December 31, 2018, 2019 and 2020, 8,546,502 shares after split were legally issued and outstanding. The Company recorded a deposit liability of $21,792 at the per share price equal to the original Series B2 Preferred subscription price as of December 31, 2018, 2019 and 2020.